Segment reporting	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment reporting
Segment reporting
Nomad has one reporting and operating segment, ‘Frozen’, reflected in the segment presentation below for the periods presented. Historical financial information of the predecessor has been re-presented as if it was one single operating segment for comparative purposes.
Segment Adjusted EBITDA

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Profit/(loss) for the period		136.5	36.4	(337.3)	(167.5)	(128.0)
Taxation		32.0	39.6	(12.3)	—	40.9
Net financing costs/(income)		74.4	62.1	35.5	(0.1)	115.7
Depreciation	12	35.9	43.3	20.3	—	11.3
Amortization	13	6.5	7.8	1.5	—	1.2
EBITDA		285.3	189.2	(292.3)	(167.6)	41.1
Net purchase-price adjustment-inventory step up		—	—	37.0	—	—
Net purchase-price adjustment for cash flow hedge accounting		—	—	4.9	—	—
Charge related to Founder Preferred Shares Annual Dividend Amount	27	—	—	349.0	165.8	—
(Credit)/charge relating to Warrant Redemption Liability	25	—	—	(0.4)	0.4	—
Exceptional items	7	37.2	134.5	58.1	0.7	84.3
Other add-backs		5.6	1.2	—	—	—
Adjusted EBITDA		328.1	324.9	156.3	(0.7)	125.4
Unallocated corporate costs		—	—	2.5	0.7	—
Frozen Adjusted EBITDA		328.1	324.9	158.8	—	125.4

Other add-backs include the elimination of share-based payment charges of €2.6 million (2016: €1.2 million) and elimination of M&A related investigation costs, professional fees, transaction costs and purchase accounting related valuations of €3.0 million. We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being ‘Frozen’.
Geographical information
External revenue by geography

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
United Kingdom	411.9	437.5	288.6	—	225.0
Italy	371.4	348.5	205.2	—	169.7
Germany	300.3	267.8	150.0	—	124.2
Sweden	208.0	218.2	35.5	—	—
France	170.0	168.9	41.0	—	—
Norway	123.3	122.6	19.6	—	—
Austria	96.7	92.9	51.8	—	45.0
Spain	81.2	82.6	13.1	—	—
Rest of Europe	193.8	188.7	89.4	—	76.4
Total external revenue by geography	1,956.6	1,927.7	894.2	—	640.3
Non-current assets by geography

	Successor	Successor
	December 31, 2017	December 31, 2016
	€m	€m
Germany	126.4	118.0
United Kingdom	94.8	77.5
Italy	55.0	59.1
Sweden	26.5	44.6
France	16.7	18.4
Norway	15.7	13.3
Rest of Europe	20.2	6.1
Total non-current assets by geography	355.3	337.0

Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area.